Average Annual Total Returns - 1290 Retirement 2020 Fund	Mar. 01, 2021
SPTargetDateTwentytwentyIndex [Member]
Average Annual Return:
1 Year	10.24%
Since Inception	7.98%
Class I
Average Annual Return:
1 Year	6.94%
Since Inception	7.33%
Inception Date	Feb. 27, 2017
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	5.68%
Since Inception	6.26%
Inception Date	Feb. 27, 2017
Class I | returnsaftertaxesondistributionsandsaleoffundshares [Member]
Average Annual Return:
1 Year	4.48%
Since Inception	5.31%
Inception Date	Feb. 27, 2017